License Agreements (Details Narrative) (10-K) - USD ($)			9 Months Ended		12 Months Ended
	Jul. 17, 2020	Sep. 16, 2016	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Payment to intangible assets			$ 6,647
Amortization of license			$ 20,884			$ 17,760
Licensor [Member]
Payment to intangible assets					16,500	16,500
Unpaid balance on license					33,500	33,500
Amortization of license					$ 50,000	$ 50,000
License Agreement [Member]
License agreement term		2 years	7 days		7 days
License agreement cost	$ 343,094		$ 10,000		$ 10,000
License Agreement [Member] | Additional Payment [Member]
License agreement term			30 days		30 days
License agreement cost			$ 15,000		$ 15,000
License Agreement [Member] | Final Payment [Member]
License agreement term			90 days		90 days
License agreement cost			$ 25,000		$ 25,000